Other Noncurrent Assets	6 Months Ended
Jun. 30, 2015
Other Noncurrent Assets
Other Noncurrent Assets

7. Other Noncurrent Assets

        At June 30, 2015 and December 31, 2014 other noncurrent assets consisted of the following:

	June 30,2015	December 31,2014
	(in thousands)
Deferred financing costs	$33,483	$37,807
Field inventory	5,911	5,713
Other	166	211

Other noncurrent assets	$39,560	$43,731

        During the three months ended June 30, 2015, approximately $4.6 million in deferred financing costs were impaired as a result of the Seventh Amendment to the Credit Facility. The Seventh Amendment is further discussed in "—Note 10. Long-Term Debt."